Pension and Other Post-Retirement Benefits (Summary of Significant Assumptions, Change in Discount Rates has Greatest Potential Impact) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Benefit obligations [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Benefit obligations, as reported	$ 1,996	$ 2,066
Benefit obligations, 1.0 percentage point increase	330	360
Benefit obligations, 1.0 percentage point decrease	(260)	(280)
Actuarial assumption of discount rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Expense in Earnings before Income Taxes, as reported	55	52
Expense in Earnings before Income Taxes, 1.0 percentage point increase	20	10
Expense in Earnings before Income Taxes, 1.0 percentage point decrease	$ (20)	$ (10)